Fair Value Disclosures	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
2.	Fair Value Disclosures

The Fund’s assets and liabilities, measured at fair value on a recurring basis, are summarized in the following tables by the type of inputs applicable to the fair value measurements:

At December 31, 2012
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$976,962	$—	$976,962
Net unrealized gain on open forward currency contracts*	—	48,214	48,214
Cash and cash equivalents:
Money market fund	919,650	—	919,650
Investments in securities:
U.S. Treasury securities*	5,494,988	—	5,494,988
U.S. government sponsored enterprise notes*	—	652,812	652,812
Commercial paper*	—	3,474,435	3,474,435
Corporate notes*	—	16,049,322	16,049,322
Certificates of deposit*	—	2,306,370	2,306,370
Total	$7,391,600	$22,531,153	$29,922,753

 *See the condensed schedule of investments for further description.

At December 31, 2011
	Level 1	Level 2	Total
Equity in broker trading accounts:
Net unrealized gain on open futures contracts*	$1,184,851	$—	$1,184,851
Net unrealized gain on open forward currency contracts*	—	18,907	18,907
Cash and cash equivalents:
Money market fund	1,013,019	—	1,013,019
Investments in securities:
U.S. Treasury securities*	3,429,929	—	3,429,929
U.S. government sponsored enterprise notes*	—	4,989,359	4,989,359
Foreign government sponsored enterprise notes*	—	657,305	657,305
Commercial paper*	—	7,268,685	7,268,685
Corporate notes*	—	27,936,271	27,936,271
Certificates of deposit*	—	2,951,285	2,951,285
Total	$5,627,799	$43,821,812	$49,449,611

*See the condensed schedule of investments for further description.

There were no Level 3 holdings at December 31, 2012 and 2011, or during the years then ended.

In addition to the financial instruments listed above, substantially all of the Fund’s other assets and liabilities are considered financial instruments and are reflected at fair value, or at carrying amounts that approximate fair value because of the short maturity of the instruments.